Other operating income, net	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Other operating income, net
Other operating income, net

	2017	2016	2015
Gain from disposal of farmland and other assets (Note 21)	—	—	7,914
Gain /(Loss) from commodity derivative financial instrument	40,842	(16,007)	22,148
(Loss) /Gain from disposal of other property items	(986)	(1,255)	721
Settlement agreement (Note 29)	—	8,489	—
Losses related to energy business	(3,247)	—	—
Others	2,852	476	283
	39,461	(8,297)	31,066